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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Casualty Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:  028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

         /s/Kenneth S. Miller           Fairfield, Ohio        October 24, 2005


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                          1

Form 13F Information Table Entry Total:                   11

Form 13F Information Table Value Total:              150,943

List of Other Included Managers:
01 Cincinnati Financial Corporation 13F File No.____________



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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                      COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6     COLUMN 7          COLUMN  8
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NAMES OF                      TITLE OF                VALUE      SHRS OR  SH/ PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
 ISSUER                        CLASS      CUSIP      [x$1000]    PRN AMT  PRN CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
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ALLTEL CORP                   COMMON    020039103      8,951     137,470  SH         SHARED          01        -    137,470       -
CINERGY CORP                  COMMON    172474108      5,662     127,500  SH         SHARED          01        -    127,500       -
EXXON MOBIL CORPORATION       COMMON    30231G102     33,041     520,000  SH         SHARED          01        -    520,000       -
FIFTH THIRD BANCORP           COMMON    316773100     52,184   1,419,979  SH         SHARED          01        -  1,419,979       -
GENERAL ELECTRIC CO.          COMMON    369604103        842      25,000  SH         SHARED          01        -     25,000       -
GENUINE PARTS CO              COMMON    372460105        644      15,000  SH         SHARED          01        -     15,000       -
JOHNSON & JOHNSON             COMMON    478160104      1,582      25,000  SH         SHARED          01        -     25,000       -
NATIONAL CITY CORPORATION     COMMON    635405103      9,183     274,612  SH         SHARED          01        -    274,612       -
PROCTER & GAMBLE CORPORATION  COMMON    742718109     14,865     250,000  SH         SHARED          01        -    250,000       -
WELLS FARGO & CO              COMMON    949746101     12,885     220,000  SH         SHARED          01        -    220,000       -
WYETH                         COMMON    983024100     11,105     240,000  SH         SHARED          01        -    240,000       -
                                                     150,943   3,254,561                                          3,254,561
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